JPMORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Growth & Income Fund
JPMorgan Growth Fund
(All Share Classes)
(a series of JPMorgan Trust II)

Supplement dated December 11, 2008
to the Prospectuses dated November 1, 2008

The portfolio management information listed under “The Fund Managers” heading in “Management of the Funds” section of the Prospectuses for the JPMorgan Investor Funds is hereby deleted in its entirety and replaced by the following:

The Adviser’s quantitative team has been responsible since August 2001 for the day-to-day management of the Funds within an overall allocation structure approved by the Adviser’s asset allocation committee. The quantitative team is also responsible for the JPMorgan Equity Index Fund, the JPMorgan Market Expansion Index Fund and the JPMorgan International Equity Index Fund. The quantitative team is comprised of Bala Iyer, Ph.D., Managing Director and CFA charterholder, and Michael Loeffler, Vice President and CFA charterholder, and other quantitative and research analysts. The team is led by Dr. Iyer who serves as portfolio manager for the Funds. In this capacity, Dr. Iyer determines which of the underlying funds should be used as investments and formulates the allocation strategy for each of the Funds. In addition to his role as leader of the quantitative team, Dr. Iyer also serves as portfolio manager for the JPMorgan Multi-Cap Market Neutral Fund. He is also responsible for strategic and tactical research for various asset allocation products for JPMIA. An employee of JPMIA since 1995, Dr. Iyer joined the firm as the director of quantitative research. Dr. Iyer has been part of the team responsible for the management of the Funds since the Funds’ inception. He has also been a member of the asset allocation committee since February 1995. Mr. Loeffler has been responsible for the implementation of the allocation strategy for the Funds since February 2005. An employee of JPMIA since 1999, Mr. Loeffler manages index products including the JPMorgan Equity Index Fund and is responsible for cash management, trading strategies, trade implementation and corporate action analysis.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INV-1208

JPMORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Growth & Income Fund
JPMorgan Growth Fund
(All Share Classes)
(a series of JPMorgan Trust II)

Supplement dated December 11, 2008
to the Statement of Additional Information
dated November 1, 2008

The following sections replace the information under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” in the “Portfolio Managers’ section with respect to the JPMorgan Investor Funds:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of the fiscal year ended June 30, 2008:

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Investor Balanced Fund
Bala Iyer	9	$9,395	4	$617	30	$1,052
Michael Loeffler	8	8,275	1	428	26	904

Investor Conservative Growth Fund
Bala Iyer	9	10,373	4	617	30	1,052
Michael Loeffler	8	9,254	1	428	26	904

Investor Growth & Income Fund
Bala Iyer	9	9,416	4	617	30	1,052
Michael Loeffler	8	8,296	1	428	26	904

Investor Growth Fund
Bala Iyer	9	9,914	4	617	30	1,052
Michael Loeffler	8	8,794	1	428	26	904

SUP-SAI-INV-1208

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of the fiscal year ended June 30, 2008:

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Investor Balanced Fund
Bala Iyer	0	0	1	472	0	0
Michael Loeffler	0	0	1	472	0	0

Investor Conservative Growth Fund
Bala Iyer	0	0	1	472	0	0
Michael Loeffler	0	0	1	472	0	0

Investor Growth & Income Fund
Bala Iyer	0	0	1	472	0	0
Michael Loeffler	0	0	1	472	0	0

Investor Growth Fund
Bala Iyer	0	0	1	472	0	0
Michael Loeffler	0	0	1	472	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of the fiscal year ended June 30, 2008:

Aggregate Dollar Range of Securities in the Fund

Fund	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Investor Balanced Fund
Bala Iyer		X
Michael Loeffler		X

Investor Conservative Growth Fund
Bala Iyer		X
Michael Loeffler	X

Investor Growth & Income Fund
Bala Iyer		X
Michael Loeffler	X

Investor Growth Fund
Bala Iyer		X
Michael Loeffler	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE